SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement - Fair Value Measurements (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities		$ 1,058,633
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities		1,058,633
Fair Value, Recurring [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities	$ 912,320	1,058,633
Financial Liabilities Fair Value Disclosure, Total	912,320	1,058,633
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities	912,320	1,058,633
Financial Liabilities Fair Value Disclosure, Total	$ 912,320	$ 1,058,633